DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows:

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows:

	R$ thousand
	On December 31, 2021					On December 31, 2020
	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value
Futures contracts						-
Purchase commitments:	99,213,654	-	-	-	-	84,467,021		24,535	-	24,535
- Interbank market	61,640,819	-	-	-	-	40,651,059	-	10,050	-	10,050
- Foreign currency	31,449,101	-	-	-	-	39,875,542	-	10,832	-	10,832
- Other	6,123,734	2,234,955	-	-	-	3,940,420	2,807,910	3,653	-	3,653
Sale commitments:	186,188,569		-	-	-	316,512,537		(19,366)	-	(19,366)
- Interbank market (1)	131,650,443	70,009,624	-	-	-	263,958,439	223,307,380	(15,899)	-	(15,899)
- Foreign currency (2)	50,649,347	19,200,246	-	-	-	51,421,588	11,546,046	(1,371)	-	(1,371)
- Other	3,888,779	-	-	-	-	1,132,510	-	(2,096)	-	(2,096)

Option contracts
Purchase commitments:	277,559,369		1,304,697	473,982	1,778,679	326,423,643		2,456,611	895,667	3,352,278
- Interbank market	250,565,454	8,112,967	748,111	(264)	747,847	311,472,364	-	1,504,181	193,326	1,697,507
- Foreign currency	3,442,347	-	151,280	(51,642)	99,638	13,878,682	-	854,484	701,089	1,555,573
- Other	23,551,568	-	405,306	525,888	931,194	1,072,597	282,563	97,946	1,252	99,198
Sale commitments:	270,271,972		(943,666)	(148,378)	(1,092,044)	331,145,703		(2,520,903)	(589,180)	(3,110,083)
- Interbank market	242,452,487	-	(96,655)	45	(96,610)	314,999,693	3,527,329	(1,640,039)	(194,670)	(1,834,709)
- Foreign currency	3,986,437	544,090	(172,612)	115,438	(57,174)	15,355,976	1,477,294	(619,545)	(363,298)	(982,843)
- Other	23,833,048	281,480	(674,399)	(263,861)	(938,260)	790,034	-	(261,319)	(31,212)	(292,531)

Forward contracts
Purchase commitments:	32,430,997		303,733	(5,263)	298,470	76,011,205		4,696,246	14,818	4,711,064
- Interbank market	-	-	-	-	-	246,269	246,269	1,859	14,818	16,677
- Foreign currency	31,622,823	4,716,522	231,503	(826)	230,677	70,345,084	48,576,798	(453)	-	(453)
- Other	808,174	-	72,230	(4,437)	67,793	5,419,852	4,451,509	4,694,840	-	4,694,840
Sale commitments:	30,185,980		1,876,674	(38,817)	1,837,857	22,736,629		(132,076)	(4,678)	(136,754)
- Foreign currency (2)	26,906,301	-	(92,393)	-	(92,393)	21,768,286	-	(82,681)	-	(82,681)
- Other	3,279,679	2,471,505	1,969,067	(38,817)	1,930,250	968,343	-	(49,395)	(4,678)	(54,073)

Swap contracts

	R$ thousand
	On December 31, 2021					On December 31, 2020
	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value
Assets (long position):	85,399,663		13,299,664	3,501,416	16,801,080	66,137,265		11,195,415	3,591,785	14,787,200
- Interbank market	26,515,089	-	(33,786)	1,594,172	1,560,386	4,095,567	-	106,827	215,527	322,354
- Fixed rate	16,113,972	9,253,753	4,135,240	(765,075)	3,370,165	33,427,359	19,386,846	4,160,018	26,030	4,186,048
- Foreign currency	32,743,824	14,819,075	8,095,899	2,530,658	10,626,557	24,369,039	1,177,263	6,169,577	3,051,417	9,220,994
- IGPM	504,587	-	563,281	11,054	574,335	636,581	-	432,390	22,676	455,066
- Other	9,522,191	4,995,108	539,030	130,607	669,637	3,608,719	-	326,603	276,135	602,738
Liabilities (unrestricted position):	67,738,764		(10,367,236)	(1,337,364)	(11,704,600)	50,475,079		(10,838,073)	(2,653,090)	(13,491,163)
- Interbank market	37,713,535	11,198,446	(29,833)	(1,336,711)	(1,366,544)	7,350,385	3,254,818	(103,984)	(27,012)	(130,996)
- Fixed rate	6,860,219	-	(2,983,362)	21,352	(2,962,010)	14,040,513	-	(2,431,630)	(1,448,120)	(3,879,750)
- Foreign currency	17,924,749	-	(5,924,580)	(53,459)	(5,978,039)	23,191,776	-	(7,119,016)	(801,099)	(7,920,115)
- IGPM	713,178	208,591	(759,159)	(17,985)	(777,144)	836,307	199,726	(536,192)	(48,393)	(584,585)
- Other	4,527,083	-	(670,302)	49,439	(620,863)	5,056,098	1,447,379	(647,251)	(328,466)	(975,717)
Total	1,048,988,968		5,473,866	2,445,576	7,919,442	1,273,909,082		4,862,389	1,255,322	6,117,711

Derivatives include operations maturing in D+1.
(1) It includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$97,361,681 thousand (on December 2020 – R$128,431,775 thousand); and (ii) accounting cash flow hedges to protect DI-indexed investments totaling R$46,895,240 thousand (on December 2020 – R$ 12,942,667 thousand;
(2) It includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad totaling the amount of R$32,578,474 thousand (on December 2020 – R$29,678,043 thousand); and
(3) It reflects the net balance between the Asset and Liability position.

Risk of Default

	R$ thousand
	On December 31, 2021	On December 31, 2020
Risk received in credit Swaps:	3,490,765	3,872,939
- Debt securities issued by companies	826,946	1,024,244
- Bonds of the Brazilian public debt	2,085,120	2,580,026
- Bonds of foreign public debt	578,699	268,669
Risk transferred in credit Swaps:	(1,512,316)	(1,304,372)
- Brazilian public debt derivatives	(831,495)	(332,589)
- Foreign public debt derivatives	(680,821)	(971,783)
Total net credit risk value	1,978,449	2,568,567
Effect on Shareholders' Equity	111,268	105,226
Remuneration on the counterparty receiving the risk	(33,927)	(26,462)

Exposure to future changes in interest rates
Strategy	R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	46,895,240	47,164,744	(933,758)	(513,567)
Hedge of interest payments on funding (2)	97,361,681	96,910,430	215,196	118,358
Total on December 31, 2021	144,256,921	144,075,174	(718,562)	(395,209)

Hedge of interest receipts from investments in securities (1)	12,942,667	13,197,717	100,114	55,063
Hedge of interest payments on funding (2)	128,431,775	126,398,921	(316,082)	(173,845)
Total on December 31, 2020	141,374,442	139,596,638	(215,968)	(118,782)

(1) It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2027, making the cash flow fixed; and

(2) It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with maturity dates until 2025, making the cash flow fixed.

Exchange rate exposure risk
Strategy (1)	R$ mil
	Fair value hedging instrument	Fair value hedge object	Adjustment to fair value recorded in profit or loss (gross of tax effects)	Adjustment to fair value recorded in profit or loss (net of tax effects)
Debenture Hedge	205,592	205,592	5,592	3,076
Total on December 31, 2021	205,592	205,592	5,592	3,076
(1) Regarding the risk of shares, using Swaps contracts, with maturities up to 2022.

Exchange rate exposure risk 1
Strategy	R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	4,658,609	2,800,937	(839,389)	(440,197)
Total on December 31, 2021	4,658,609	2,800,937	(839,389)	(440,197)

Hedge of exchange variation on future cash flows (1)	4,839,546	2,570,621	(576,303)	(316,967)
Total on December 31, 2020	4,839,546	2,570,621	(576,303)	(316,967)
(1)	Whose functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

The table below presents financial assets and liabilities subject to net settlement:

The table below presents financial assets and liabilities subject to net settlement:

	R$ thousand
	On December 31, 2021			On December 31, 2020
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	67,500,239	-	67,500,239	179,729,420	-	179,729,420
Derivative financial instruments	22,184,725	-	22,184,725	24,815,393	-	24,815,393
						-

	R$ thousand
	On December 31, 2021			On December 31, 2020
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial liabilities
Securities sold under agreements to repurchase	222,574,700	-	222,574,700	217,108,353	-	217,108,353
Derivative financial instruments	14,265,283	-	14,265,283	18,697,682	-	18,697,682